Convertible Debt and Unsecured Senior Notes (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Oct. 31, 2017 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Convertible Debt
Net proceeds to the Company from the issuance					$ 740,324,000	$ 793,325,000
Unsecured senior notes
Convertible Debt
Aggregate principal amount		$ 800,000,000		$ 800,000,000
Coupon interest (as a percent)		3.50%		3.50%
Net proceeds to the Company from the issuance		$ 793,300,000
Issuance costs		$ 6,700,000
Interest expense				$ 29,300,000	29,300,000	14,500,000
Unsecured senior notes | 2030 Notes
Convertible Debt
Aggregate principal amount	$ 750,000,000			$ 750,000,000
Coupon interest (as a percent)	3.375%			3.375%
Net proceeds to the Company from the issuance	$ 740,300,000
Issuance costs	$ 9,700,000
Interest expense				$ 26,300,000	12,700,000
Convertible notes | 2022 Notes
Convertible Debt
Aggregate principal amount			$ 900,000,000	$ 900,000,000
Coupon interest (as a percent)			1.25%	1.25%
Due date of the Notes			Nov. 15, 2022
Net proceeds to the Company from the issuance			$ 879,300,000
Issuance costs			$ 20,700,000
Interest expense				$ 15,400,000	$ 15,400,000	$ 15,400,000
Convertible notes | 2022 Notes | Class A ordinary shares
Convertible Debt
Conversion ratio per ADS			1
Initial conversion price (in dollars per ADS) | $ / shares			$ 133.27